Mundoval Fund
		Schedule of Investments
	March 31, 2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
3,500	Airbus SE **	$ 165,375	0.63%

Aircraft Engines & Engine Parts
4,000	RTX Corp.	771,600	2.96%

Beverages
10,000	LVMH Moët Hennessy Louis Vuitton **	1,092,400	4.19%

Cable & Other Pay Television Services
10,000	Comcast Corporation - Class A	287,100	1.10%

Electronic Computers
6,000	Apple Inc.	1,522,740	5.84%

Fire, Marine & Casualty Insurance
1,600	Berkshire Hathaway Inc. - Class B *	766,720	2.94%

Guided Missiles & Space Vehicles & Parts
700	Lockheed Martin Corporation	423,073	1.62%

Hospital & Medical Service Plans
1,300	Elevance Health, Inc.	380,575
1,600	UnitedHealth Group Inc.	432,944
		813,519	3.12%

Industrial Inorganic Chemicals
400	Linde PLC (United Kingdom)	198,304	0.76%

National Commercial Banks
25,000	Bank of America Corporation	1,218,750
500	Capital One Financial Corporation	91,215
		1,309,965	5.03%

Natural Gas Distribution
1,500	Cheniere Energy, Inc.	425,640	1.63%

Pharmaceutical Preparations
15,000	Novo Nordisk A/S **	551,250	2.11%
1,700	Zoetis Inc. - Class A	200,957	0.78%
		752,207	2.89%

Retail - Catalog & Mail-Order Houses
600	Amazon.com, Inc. *	124,962	0.48%

Retail - Family Clothing Stores
9,000	The TJX Companies, Inc.	1,437,300	5.51%

Retail - Variety Stores
100	Costco Wholesale Corporation	99,643	0.38%

Search, Detection, Navigation, Guidance, Aeronautical Systems
800	Northrop Grumman Corp.	545,792	2.09%

Security Brokers, Dealers & Flotation Companies
150	BlackRock, Inc.	144,257
2,500	The Charles Schwab Corporation	234,950
		379,207	1.46%

Semiconductors & Related Devices
6,500	Taiwan Semiconductor Manufacturing Company Ltd. **	2,196,675	8.43%

Services - Business Services, NEC
1,300	Accenture plc - Class A (Ireland)	257,777	0.99%
2,000	Broadridge Financial Solutions, Inc.	324,960	1.25%
5,500	Fiserv, Inc. *	306,900	1.18%
5,000	MasterCard Incorporated - Class A	2,498,300	9.58%
1,000	Visa Inc. - Class A	302,240	1.16%
		3,690,177	14.16%

Services - Commercial Physical & Biological Research
1,700	IQVIA Holdings, Inc. *	289,918	1.11%

Services - Computer Programming, Data Processing, Etc.
10,000	Alphabet Inc. - Class A	2,875,600
10,000	Alphabet Inc. - Class C	2,868,600
		5,744,200	22.03%

Services - Prepackaged Software
1,100	Adobe Inc. *	267,388
800	Microsoft Corporation	296,136
9,000	Dassault Systemes **	182,340	0.70%
		745,864	2.86%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
5,333	Unilever PLC **	303,821	1.17%

Special Industry Machinery, NEC
300	ASML Holding N.V. **	396,249	1.52%

Sugar & Confectionery Products
4,500	The Hershey Company	935,505	3.59%

Total for Common Stocks (Cost - $8,298,525)		25,417,956	97.50%

MONEY MARKET FUNDS
711,260	Goldman Sachs Financial Square Government Fund
	Institutional Class 3.53% ***	711,260	2.73%
	(Cost - $711,260)

	Total Investment Securities	26,129,216	100.23%
	(Cost - $9,009,785)

	Liabilities in Excess of Other Assets	(59,017)	-0.23%

	Net Assets	$ 26,070,199	100.00%

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The yield shown represents the 7-day yield at March 31, 2026.